Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 197,041	¥ 151,601
Policy liabilities and Policy Account Balances		163,734	198,905
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		4,676	5,214
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		163,734	198,905
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	197,041	151,601
Policy liabilities and Policy Account Balances		163,734	198,905
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[2]	163,734	198,905
Fair Value, Measurements, Recurring | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from changes in instrument-specific credit risk		0	0	¥ 0
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		2,429	2,982	3,260
Gains (losses) from changes in instrument-specific credit risk		0	0	0
Aggregate unpaid loan principal balance		199,674	151,672
Aggregate loan fair value		197,041	151,601
Amount by which aggregate fair value of loan exceeds aggregate unpaid principal balance		(2,633)	(71)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(11)	51	(28)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		237	0
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		(516)	(365)	1,080
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		6,605	7,644
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,066	1,199	¥ 3,187
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		16,032	11,709
Amounts investment funds measured at net asset value per share are not included in above tables		51,263	25,999
Fair Value, Measurements, Recurring | Investment In Affiliates | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		¥ 2,511	¥ 0

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were losses of ¥3,260 million, ¥2,982 million and ¥2,429 million from the change in the fair value of the loans for fiscal 2021, 2022 and 2023, respectively. No gains or losses were recognized in earnings during fiscal 2021, 2022 and 2023 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2022, were ¥151,672 million and ¥151,601 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥71 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2023, were ¥199,674 million and ¥197,041 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥2,633 million. As of March 31, 2022 and 2023, there were no loans that are 90 days or more past due or, in non-accrual status.
[2]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥198,905 million and ¥163,734 million as of March 31, 2022 and 2023, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2021, 2022 and 2023, see Note 23 “Life Insurance Operations.”